INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 996,048	$ 944,409
Translation differences	(8,810)	(227)
Acquisition of business		34,451
Additions	200,091	141,220
Disposals / Consumptions	(4,252)	(132)
Impairment charge	(32,435)	(42,316)
Transfers	1,522	3,143
Amortization charge	(130,053)	(84,500)
Intangible assets and goodwill, ending balance	1,022,111	996,048
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	2,016,010	1,882,230
Intangible assets and goodwill, ending balance	2,169,781	2,016,010
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(1,019,962)	(937,821)
Intangible assets and goodwill, ending balance	(1,147,670)	(1,019,962)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	181,498	112,174
Translation differences	(8,810)	(227)
Acquisition of business		34,451
Additions	100,345	67,754
Disposals / Consumptions	(2,216)	(113)
Impairment charge	0	0
Transfers	1,463	3,181
Amortization charge	(48,297)	(35,722)
Intangible assets and goodwill, ending balance	223,983	181,498
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	563,120	460,434
Intangible assets and goodwill, ending balance	651,838	563,120
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(381,622)	(348,260)
Intangible assets and goodwill, ending balance	(427,855)	(381,622)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	128,342	131,669
Translation differences	0	0
Acquisition of business		0
Additions	62,303	32,407
Disposals / Consumptions	(2,000)	0
Impairment charge	(32,435)	(42,316)
Transfers	35,355	55,016
Amortization charge	(81,436)	(48,434)
Intangible assets and goodwill, ending balance	110,129	128,342
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	403,875	358,767
Intangible assets and goodwill, ending balance	466,817	403,875
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(275,533)	(227,098)
Intangible assets and goodwill, ending balance	(356,688)	(275,533)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	14,639	29,360
Translation differences	0	0
Acquisition of business		0
Additions	37,443	40,333
Disposals / Consumptions	0	0
Impairment charge	0	0
Transfers	(35,296)	(55,054)
Amortization charge	0	0
Intangible assets and goodwill, ending balance	16,786	14,639
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	14,639	29,360
Intangible assets and goodwill, ending balance	16,786	14,639
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	9,262	8,899
Translation differences	0	0
Acquisition of business		0
Additions	0	726
Disposals / Consumptions	(36)	(19)
Impairment charge	0	0
Transfers	0	0
Amortization charge	(320)	(344)
Intangible assets and goodwill, ending balance	8,906	9,262
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	298,134	297,427
Intangible assets and goodwill, ending balance	298,098	298,134
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(288,872)	(288,528)
Intangible assets and goodwill, ending balance	(289,192)	(288,872)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Translation differences	0	0
Acquisition of business		0
Additions	0	0
Disposals / Consumptions	0	0
Impairment charge	0	0
Transfers	0	0
Amortization charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Translation differences	0	0
Acquisition of business		0
Additions	0	0
Disposals / Consumptions	0	0
Impairment charge	0	0
Transfers	0	0
Amortization charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0